Note 14 - Subsequent Events (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2018	Jul. 31, 2017	Mar. 31, 2017	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Oct. 15, 2018	May 15, 2018	Apr. 08, 2018	Mar. 22, 2018	Jan. 31, 2018
Common Stock, Shares, Issued	221,760,237		124,406,818	221,760,237	168,616,855	124,406,818
Stock Issued During Period, Shares, Issued for Services				1,543,844
Common stock issued	221,760,237		124,406,818	221,760,237	168,616,855	124,406,818
Warrants issued					51,284,000	40,723,250
Liabilities	$ 8,399,068		$ 4,602,198	$ 8,399,068	$ 8,418,033	$ 4,602,198
Common Stock, Shares Authorized	400,000,000		200,000,000	400,000,000	200,000,000	200,000,000			400,000,000
Common shares issued for debt conversion, Shares				18,563,885
Accrued interest	$ 96,664		$ 48,969	$ 96,664	$ 175,878	$ 48,969
Share Price					$ 0.20
Private Placement
Share Price											$ 0.40
Common Stock
Stock Issued During Period, Shares, Issued for Services					1,928,845	916,300
Common shares issued for debt conversion, Shares					15,231,828
Subsequent Event
Common Stock, Shares Authorized									400,000,000
Subsequent Event | Common Stock
Common Stock, Shares, Issued	241,602			241,602
Common stock issued	241,602			241,602
Subsequent Event | THC LLC
Line of Credit Facility, Maximum Borrowing Capacity							$ 300,000
Electrum Partners, LLC | Advisory agreement
Common Stock, Shares, Issued					53,088
Common stock issued					53,088
Electrum Partners, LLC | Subsequent Event
Stock Issued During Period, Shares, Issued for Services	41,602
Consultant
Stock Issued During Period, Shares, Issued for Services					1,928,845
Consultant | Subsequent Event
Stock Issued During Period, Shares, Issued for Services	200,000
Third-party consultant | Subsequent Event | Advisory agreement
Common Stock, Shares, Issued								1,000,000
Common stock issued								1,000,000
Investors
Warrants issued		28,804,000
Warrants exercise price description		Company effected a temporary decrease in the exercise price of the warrants from $0.60 and $0.65, respectively, to $0.30 and $0.325 per share
Number of warrants exercised		8,965,500
Proceeds from warrants exercise		$ 2,900,000
Investors | Private Placement
Warrants issued			8,000,000
NVPURE
Interest										100.00%
Cash										$ 28,000,000
Liabilities										$ 5,000,000